LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–48.12%
INVESTMENT COMPANIES–48.12%
Equity Funds–20.07%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	8,318,928	$ 92,814,284
LVIP SSGA S&P 500 Index Fund	1,237,432	27,177,712
LVIP SSGA Small-Cap Index Fund	829,607	23,141,876
LVIP SSGA Small-Mid Cap 200 Fund	1,511,782	14,942,455
		158,076,327
Fixed Income Fund–12.20%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,850,932	96,040,450
		96,040,450
International Equity Funds–15.85%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	10,423,570	67,919,984
LVIP SSGA Emerging Markets 100 Fund	3,162,982	22,390,751
LVIP SSGA International Index Fund	3,780,909	34,527,256
		124,837,991
Total Affiliated Investments (Cost $371,646,287)		378,954,768
UNAFFILIATED INVESTMENTS–51.74%
INVESTMENT COMPANIES–51.74%
Equity Funds–13.92%
Consumer Discretionary Select Sector SPDR® Fund	52,013	7,644,871
Consumer Staples Select Sector SPDR® Fund	236,542	15,162,342
Industrial Select Sector SPDR® Fund	99,278	7,642,420
SPDR® S&P 500 ETF Trust	167,938	56,240,757
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® S&P 600 Small Cap ETF	123,542	$ 7,520,002
Technology Select Sector SPDR® Fund	132,202	15,427,973
		109,638,365
Fixed Income Funds–25.43%
SPDR® Portfolio TIPS ETF	2,492,824	76,953,477
SPDR® Bloomberg Barclays High Yield Bond ETF	223,740	23,329,370
SPDR® Portfolio Aggregate Bond ETF	1,983,234	61,103,439
SPDR® Portfolio Intermediate Term Corporate Bond ETF	849,011	31,209,644
SPDR® Portfolio Long Term Corporate Bond ETF	240,747	7,650,940
		200,246,870
International Equity Funds–8.75%
SPDR® Portfolio Developed World ex-US ETF	264,284	7,732,950
SPDR® Portfolio Emerging Markets ETF	848,048	31,004,635
Vanguard FTSE European ETF	576,267	30,213,679
		68,951,264
Money Market Fund–3.64%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	28,637,945	28,637,945
		28,637,945
Total Unaffiliated Investments (Cost $360,200,805)		407,474,444

TOTAL INVESTMENTS–99.86% (Cost $731,847,092)	786,429,212
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	1,069,476
NET ASSETS APPLICABLE TO 69,540,771 SHARES OUTSTANDING–100.00%	$787,498,688

✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
14	British Pound	$1,129,100	$1,141,824	12/14/20	$—	$(12,724)
13	Euro	1,907,019	1,920,947	12/14/20	—	(13,928)
11	Japanese Yen	1,304,531	1,299,211	12/14/20	5,320	—
					5,320	(26,652)
Equity Contracts:
38	E-mini MSCI Emerging Markets Index	2,068,150	2,073,275	12/18/20	—	(5,125)
32	E-mini Russell 2000 Index	2,407,040	2,428,885	12/18/20	—	(21,845)
49	E-mini S&P 500 Index	8,212,400	8,289,840	12/18/20	—	(77,440)
49	Euro STOXX 50 Index	1,834,955	1,890,125	12/18/20	—	(55,170)
15	FTSE 100 Index	1,130,636	1,161,700	12/18/20	—	(31,064)
6	Nikkei 225 Index (OSE)	1,319,300	1,307,947	12/10/20	11,353	—
					11,353	(190,644)
Total Futures Contracts					$16,673	$(217,296)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$378,954,768	$—	$—	$378,954,768
Unaffiliated Investment Companies	407,474,444	—	—	407,474,444
Total Investments	$786,429,212	$—	$—	$786,429,212
Derivatives:
Assets:
Futures Contracts	$16,673	$—	$—	$16,673
Liabilities:
Futures Contracts	$(217,296)	$—	$—	$(217,296)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Number of Shares 09/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-48.12%@
Equity Funds-20.07%@
✧✧LVIP SSGA Large Cap 100 Fund	$105,640,739	$16,039,382	$16,030,000	$(2,654,567)	$(10,181,270)	$92,814,284	8,318,928	$1,909,382	$—
✧✧LVIP SSGA S&P 500 Index Fund	39,161,112	1,437,507	14,290,000	(592,884)	1,461,977	27,177,712	1,237,432	167,507	—
✧✧LVIP SSGA Small-Cap Index Fund	44,595,487	14,334,856	28,430,000	(7,640,762)	282,295	23,141,876	829,607	454,856	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	17,518,730	5,282,300	5,310,000	(1,218,685)	(1,329,890)	14,942,455	1,511,782	92,300	—
Fixed Income Fund-12.20%@
✧✧LVIP SSGA Bond Index Fund	125,273,619	21,752,938	58,799,736	2,424,000	5,389,629	96,040,450	7,850,932	33,133	—
International Equity Funds-15.85%@
✧✧LVIP SSGA Developed International 150 Fund	78,122,906	11,651,250	7,160,000	(1,693,150)	(13,001,022)	67,919,984	10,423,570	61,250	—
✧✧LVIP SSGA Emerging Markets 100 Fund	18,079,286	10,600,000	1,740,000	(409,580)	(4,138,955)	22,390,751	3,162,982	—	—
✧✧LVIP SSGA International Index Fund	8,793,918	29,714,439	2,040,000	(288,459)	(1,652,642)	34,527,256	3,780,909	84,439	—
Total	$437,185,797	$110,812,672	$133,799,736	$(12,074,087)	$(23,169,878)	$378,954,768		$2,802,867	$—

@ As a percentage of Net Assets as of September 30, 2020.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4